Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Related Party Transactions
6.	Related Party Transactions

Exchange of Shares of Common Stock for Series B Preferred Stock

On June 16, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company’s Chief Executive Officer, Mark Porter, exchanged 350 shares of Series D Preferred Stock for 1,000 shares of Series B Preferred Stock from Roger Ponder and Keith Hayter, the former Chief Executive Officer and President, respectively, of Spectrum. This resulted in an increase to additional paid in capital of $1,271,000.

Loans Payable to Related Parties

As of September 30, 2021 and December 31, 2020, the Company had outstanding the following loans payable to related parties:

	September 30,	December 31,
	2021	2020
Convertible promissory note issued to Keith Hayter, 10% interest, unsecured, matures August 31, 2022, debt premium of $1,359,761	$1,823,793	$-
Promissory note issued to Mark Porter, 9% interest, unsecured, matures December 15, 2021	100,000	-
Total	$1,923,793	$-

The Company’s loans payable to related parties have an effective interest rate range of 8.3% to 39.6%.

Roger Ponder Related Party Reclassification

During September 2021, as a result of shares of, as a result of his resignation as a director and the potential shares to be issued about conversion of his debt and Series D preferred stock, the Company determined that Roger Ponder was no longer a related party. The effective date of the reclassification was June 16, 2021.

Convertible promissory note, Keith Hayter, 10% interest, unsecured, matures August 31, 2022

On June 15, 2021, in connection with the merger transaction discussed in Note 3, Reverse Merger, the Company assumed Spectrum’s convertible promissory note issued to Keith Hayter. The note was originally issued on August 31, 2020 in the principal amount of $554,031. Interest accrues at 10% per annum. All principal and accrued but unpaid interest under the note is due on August 31, 2022. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $0.06 per share, subject to adjustment based on the terms of the note. The embedded conversion option does not qualify for derivative accounting. As a result of the conversion price being fixed at $0.06, the note has a conversion premium of $1,359,761, and the fair value of the note is $378,000.

During the period of June 16, 2021 through September 30, 2021, the holder of the note converted $90,000 of principal into shares of the Company’s common stock (refer to Note 11, Common Stock, for additional detail). As a result of these conversions, the Company recorded a loss on settlement of debt of $431,250 to the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2021.

As of September 30, 2021, the Company owed $464,031 pursuant to this agreement and will amortize the remaining premium of $1,359,761 over the remaining term of the note. The total liability as of September 30, 2021 was $1,823,793.

Promissory note, Mark Porter, 9% interest, unsecured, matures December 15, 2021

On June 1, 2021, the Company issued a $100,000 promissory note to the Chief Executive Officer of the Company in connection with the merger transaction discussed in Note 3, Reverse Merger. The note is due on December 15, 2021 and bears interest at a rate of 9% per annum.

As of September 30, 2021, the Company owed $100,000 pursuant to this agreement.

Spectrum Global Solutions, Inc. [Member]
Related Party Transactions [Line Items]
Related Party Transactions
6.	Related Party Transactions

Exchange of Shares of Common Stock for Series B Preferred Stock

On April 23, 2018, each of Roger Ponder, the Company’s Chief Executive Officer, and Keith Hayter, the Company’s President, exchanged certain shares of common stock of the Company held by each of them for shares of the newly designated Series B preferred stock. Mr. Ponder exchanged 542,500 shares of common stock for an aggregate of 500 shares of Series B preferred stock, and Mr. Hayter exchanged 542,500 shares of common stock for an aggregate of 500 shares of Series B preferred stock. The Company recorded the fair value of the Series B preferred stock of $484,530 as mezzanine equity and reduced common shares and additional paid in capital an equal amount (refer to Note 12, Preferred Stock, for additional information).

If the High Wire Networks, Inc. (“High Wire”) transaction as proposed closes, the Series B preferred stock shares will be exchanged for 1,500 shares of Class D stock (refer to Note 19, Subsequent Events, for additional detail).

InterCloud Related Party Reclassification

During May 2019, as a result of shares of common stock issued to InterCloud as a result of conversions of convertible debentures, the Company determined that InterCloud was a related party. As of December 31, 2020, due to additional shares issued by the Company, the Company determined that InterCloud was no longer a related party. The effective date of the reclassification was January 1, 2019.

WaveTech GmbH Related Party Reclassification

During November 2019, as a result of the Company acquiring 60% of the outstanding shares of WaveTech GmbH (refer to Note 15, Commitments and Contingencies, for additional detail), the Company determined that WaveTech GmbH was a related party. The effective date of the reclassification was January 1, 2019. On September 30, 2020, the Company sold its interest in WaveTech GmbH (refer to Note 3, Disposals of Subsidiaries, for additional detail).

Sales to WaveTech GmbH

During the year ended December 31, 2020 the Company’s ADEX subsidiary made sales to WaveTech GmbH totaling $193,573.

Loans Payable to Related Parties

As of December 31, 2020 and 2019, the Company had outstanding the following loans payable to related parties:

	December 31,	December 31,
	2020	2019
Convertible promissory note issued to Keith Hayter, 10% interest, unsecured, matures August 31, 2022	$554,031	$-
Convertible promissory note issued to Roger Ponder, 10% interest, unsecured, matures August 31, 2022	23,894	-
Promissory note issued to Roger Ponder, 10% interest, unsecured, due on demand	-	18,858
Promissory note issued to Keith Hayter, 10% interest, unsecured, due on demand	-	130,000
Promissory note issued to Keith Hayter, 10% and 8% interest, unsecured, due on demand	-	85,000
Promissory note issued to Keith Hayter, 8% interest, unsecured, due on demand	-	80,000
Promissory note issued to Keith Hayter, 10% interest, unsecured, matures August 11, 2020	-	170,000
Loan with WaveTech GmbH, 8% interest, due on demand	-	3,000,000
Total	$577,925	$3,483,858

The Company’s loans payable to related parties have an effective interest rate of 11.2%.

Promissory note issued to Roger Ponder, 10% interest, unsecured, matured on November 30, 2018 and extended to November 30, 2019

On November 30, 2017, the Company received $18,858 pursuant to a promissory note issued to the Chief Executive Officer of the Company. The note issued was unsecured, was due on November 30, 2018 and bore interest at a rate of 10% per annum. On November 30, 2018, the lender agreed to extend the maturity of the loan to November 30, 2019. The Company accounted for the modification in accordance with ASC 470-50 “Modifications and Extinguishments”. In accordance with ASC 470-50, the Company accounted for the extension as a modification and no gain or loss was recognized.

The note matured on November 30, 2019 and was due on demand.

On August 31, 2020, the holder of the note exchanged this note for a new note (refer to the “Convertible promissory note, Roger Ponder, 10% interest, unsecured, matures August 31, 2022” section of this note for additional detail).

Convertible promissory note, Roger Ponder, 10% interest, unsecured, matures August 31, 2022

On August 31, 2020, Roger Ponder exchanged one note into a new convertible promissory note with a principal amount of $23,894. Interest accrues on the new note at 10% per annum. All principal and accrued but unpaid interest under the note is due on August 31, 2022. The note is convertible into shares of the Company’s common stock at 80% of the lowest trading price in the 5 trading days prior to the conversion date. The conversion price has a floor of $0.01 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature was $16,000. The Company accounted for this assignment in accordance with ASC 470-50 “Modifications and Extinguishments.” As a result, the Company recorded a loss on settlement of debt of $16,000 to the consolidated statement of operations for the year ended December 31, 2020.

As of December 31, 2020, the Company owed $23,894 pursuant to this agreement.

On January 14, 2021, the Company entered into an agreement with the holder whereby the conversion price was updated to $0.06 per share, subject to adjustment based on the terms of the note (refer to Note 19, Subsequent Events, for additional detail).

Promissory note issued to Keith Hayter, 10% interest, unsecured, matured on November 30, 2018 and extended to November 30, 2019

On November 30, 2017, the Company received $130,000 pursuant to a promissory note issued to the President of the Company. The note issued was unsecured, due on November 30, 2018 and bore interest at a rate of 10% per annum. On November 30, 2018, the lender agreed to extend the maturity of the loan to November 30, 2019. The Company accounted for the modification in accordance with ASC 470-50 “Modifications and Extinguishments”. In accordance with ASC 470-50, the Company accounted for the extension as a modification and no gain or loss was recognized.

The note matured on November 30, 2019 and was due on demand.

On August 31, 2020, the holder of the note exchanged this note for a new note (refer to the “Convertible promissory note, Keith Hayter, 10% interest, unsecured, matures August 31, 2022” section of this note for additional detail).

Promissory note issued to Keith Hayter, 10% and 8% interest, unsecured, matured April 13, 2020

On April 13, 2018, the Company received $85,000 pursuant to a promissory note issued to the President of the Company. The note issued was unsecured, due on April 13, 2019 and bore interest at a rate of 8% per annum. At December 31, 2018, the amount of $85,000 was owed. On April 13, 2019, the note was amended to a maturity date of April 13, 2020 and an interest rate of 10%. The Company accounted for the modification in accordance with ASC 470-50 “Modifications and Extinguishments”. In accordance with ASC 470-50, the Company accounted for the extension as a modification and no gain or loss was recognized.

The note matured on April 13, 2020 and was due on demand.

On August 31, 2020, the holder of the note exchanged this note for a new note (refer to the “Convertible promissory note, Keith Hayter, 10% interest, unsecured, matures August 31, 2022” section of this note for additional detail).

Promissory note issued to Keith Hayter, 8% interest, unsecured, matured October 1, 2019

On August 21, 2018, the Company received $80,000 pursuant to a promissory note issued to the President of the Company. The note issued was unsecured, was due on August 20, 2019 and bore interest at a rate of 8% per annum. On August 20, 2019, the note was amended to a maturity date of October 1, 2019 and an interest rate of 10%. The Company accounted for the modification in accordance with ASC 470-50 “Modifications and Extinguishments”. In accordance with ASC 470-50, the Company accounted for the extension as a modification and no gain or loss was recognized.

The note matured on October 1, 2019 and was due on demand.

On August 31, 2020, the holder of the note exchanged this note for a new note (refer to the “Convertible promissory note, Keith Hayter, 10% interest, unsecured, matures August 31, 2022” section of this note for additional detail).

Promissory note issued to Keith Hayter, 10% interest, unsecured, matures August 11, 2020

On August 12, 2019, the Company received $170,000 pursuant to a promissory note issued to the President of the Company. The note issued was unsecured, was due on August 11, 2020 and bore interest at a rate of 10% per annum.

On August 31, 2020, the holder of the note exchanged this note for a new note (refer to the “Convertible promissory note, Keith Hayter, 10% interest, unsecured, matures August 31, 2022” section of this note for additional detail).

Convertible promissory note, Keith Hayter, 10% interest, unsecured, matures August 31, 2022

On August 31, 2020, Keith Hayter exchanged four notes into a new convertible promissory note with a principal amount of $554,031. Interest accrues on the new note at 10% per annum. All principal and accrued but unpaid interest under the note is due on August 31, 2022. The note is convertible into shares of the Company’s common stock at 80% of the lowest trading price in the 5 trading days prior to the conversion date. The conversion price has a floor of $0.01 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature was $362,000. The Company accounted for this assignment in accordance with ASC 470-50 “Modifications and Extinguishments.” As a result, the Company recorded a loss on settlement of debt of $362,000 to the consolidated statement of operations for the year ended December 31, 2020.

As of December 31, 2020, the Company owed $554,031 pursuant to this agreement.

On January 14, 2021, the Company entered into an agreement with the holder whereby the conversion price was updated to $0.06 per share, subject to adjustment based on the terms of the note (refer to Note 19, Subsequent Events, for additional detail).

Convertible promissory note, InterCloud Systems, Inc, 8% interest, unsecured, matured April 27, 2018

On April 27, 2017, the Company issued a convertible promissory note in the aggregate principal amount of $2,000,000. The interest on the outstanding principal due under the unsecured note accrued at a rate of 8% per annum. All principal and accrued interest under the unsecured note was due one year following the issue date of the unsecured note and was convertible into shares of common stock at a conversion price equal to 75% of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion.

The embedded conversion option qualified for derivative accounting and bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $1,174,000 resulted in a discount to the note payable of $943,299. On December 15, 2017, February 14, 2018, February 21, 2018, June 7, 2018, January 24, 2019, and March 15, 2019 the holder of the convertible promissory note entered into agreement to sell and assign a total of $105,000, $105,000, $105,000, $39,375, $100,000 and $100,000 of the outstanding principal, respectively to a third party. The Company approved and was bound by the assignment and sale agreement. As a result of the assignment, the conversion price for the total of $354,375 of notes assigned was equal to the lesser 70% of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion and $2,400.00. The Company accounted for this assignment in accordance with ASC 470-50 “Modifications and Extinguishments”. In accordance with ASC 470-50, the Company accounted for the assignment as a debt extinguishment and adjusted the fair value of the derivative to its fair value on the assignment date.

On May 6, 2019, the remaining principal balance of $1,445,625 was converted into shares of the Company’s common stock through an automatic forced conversion.

Convertible promissory note, InterCloud Systems, Inc, 1% interest, unsecured, matures August 16, 2019

On February 16, 2018, the Company issued InterCloud a convertible note with a principal amount of $793,894 to settle a contingent liability of $793,894 owed to InterCloud as a result of the acquisition of AWS. The note was originally due on August 16, 2019 and bore interest at 1% per annum. The note was convertible into common shares of the Company at a conversion price equal to the 80% of the lowest volume-weighted average price during the 5 trading days immediately preceding the date of conversion.

The embedded conversion option qualified for derivative accounting and bifurcation under ASC 815-15 “Derivatives and Hedging.” The initial fair value of the conversion feature of $348,000 resulted in a discount to the note payable of $348,000.

On August 16, 2019, the remaining principal balance of $793,894 was converted into shares of the Company’s common stock through an automatic forced conversion.

Convertible promissory note, InterCloud Systems, Inc, 6% interest, unsecured, matured March 27, 2019

On February 27, 2018, the Company issued a convertible promissory note in the aggregate principal amount of $2,000,000. The interest on the outstanding principal due under the ADEX note accrued at a rate of 6% per annum. All principal and accrued interest under the ADEX note was due one year following the issue date of the ADEX note and was convertible into shares of common stock at a conversion price equal to of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion, but in no event ever lower than $300 (the “Floor”), unless the note was in default, at which time the Floor would have terminated.

The embedded conversion option qualified for derivative accounting and bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $2,455,000 resulted in a discount to the note payable of $639,000.

On September 26, 2018, the holder of the convertible promissory note entered into agreement to sell and assign a total of $75,000 of the outstanding principal to a third party. The Company approved and was bound by the assignment and sale agreement. As a result of the assignment, the assigned note bore interest at 5% and the conversion price for the $75,000 of notes assigned was equal to the lesser 75% of the lowest volume-weighted average price during the 15 trading days immediately preceding the date of conversion and $2,400.00. On December 3, 2018, the holder of the convertible promissory note entered into agreement to sell and assign a total of $50,000 of the outstanding principal to a third party. The Company accounted for the assignments in accordance with ASC 470-50 “Modifications and Extinguishments”. In accordance with ASC 470-50, the Company accounted for the assignment as a debt extinguishment and adjusted the fair value of the derivative to its fair value on the assignment date.

During the year ended December 31, 2019, the Company repaid $55,124 of principal outstanding.

During the year ended December 31, 2019, the principal amount was reduced by $295,000 as a result of a working capital adjustment.

On May 6, 2019, the remaining principal balance of $1,452,299 was converted into shares of the Company’s common stock through an automatic forced conversion.

Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand

In connection with the acquisition of ADEX from InterCloud, $500,000 of the purchase price was retained by the Company to satisfy any outstanding liabilities of ADEX incurred prior to the closing date.

During the year ended December 31, 2019, the Company repaid $57,600 of this amount.

As of December 31, 2020, principal of $217,400 remains outstanding.

Loan with WaveTech GmbH., 8% interest

On July 15, 2019, the Company entered into a share purchase agreement with WaveTech GmbH, a German corporation (refer to Note 15, Commitments and Contingencies, for additional detail). In connection with the share purchase agreement, the Company was to receive $3,000,000 in cash at or before consummation of the transactions described in the agreement. The Company received $1,325,895 which was placed into escrow to satisfy the amounts outstanding to WaveTech Global, Inc (refer to Note 7, Loans Payable, for additional detail). The Company received an additional $1,664,083 during July 2019 to satisfy the $3,000,000 of cash per the share purchase agreement. The remaining $10,022 was recorded as a foreign exchange loss in the consolidated statement of operations for the year ended December 31, 2019. The loan bore interest at a rate of 8% per annum.

On November 14, 2019, the Company acquired 60% of the outstanding shares of WaveTech GmbH (refer to Note 15, Commitments and Contingencies, for additional detail). As a result, the $1,325,895 in escrow was returned to the Company. As of December 31, 2019, principal of $3,000,000 was outstanding.

During the year ended December 31, 2020, in connection with amounts owed to the Company from WaveTech GmbH, the loan with WaveTech GmbH was being netted against amounts due from WaveTech GmbH (refer to Note 3, Disposals of Subsidiaries, for additional detail).